INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Revenues		$ 11,013	$ 19,359
Operating costs and expenses:
Cost of revenue		(16,319)	(14,984)
Sales and marketing expenses		(32)	(22)
General and administrative expenses		(8,194)	(6,721)
Service development expenses			(69)
Total operating costs and expenses		(24,545)	(21,796)
Other operating income		3,144	7
Other operating expenses		(1,227)	(53)
Changes in fair value of cryptocurrency assets		(2,294)	1,974
Changes in fair value of payables settled by cryptocurrency assets		6
Operating loss from continuing operations		(13,903)	(509)
Other income (expense), net		(50)	138
Interest income		71	1
Gain from equity method investments		2	133
Gain from short-term investments			155
Changes in fair value of derivative instruments		70	103
Income (loss) before income tax from continuing operations		(13,810)	21
Net income (loss) from continuing operations		(13,810)	21
Income from discontinued operations, net of applicable income taxes			240
Gain on disposal of discontinued operations, net of applicable income taxes			18,687
Net income from discontinued operations, net of applicable income taxes			18,927
Net income (loss)		(13,810)	18,948
Less: Net income attributable to the non-controlling interests		89
Net income (loss) attributable to BIT Mining Limited		(13,899)	18,948
Other comprehensive income (loss):
Foreign currency translation loss		(10)	(115)
Other comprehensive loss, net of tax		(10)	(115)
Comprehensive income (loss)		(13,820)	18,833
Less: Comprehensive income attributable to non-controlling interests		89
Comprehensive income (loss) attributable to BIT Mining Limited		$ (13,909)	$ 18,833
Earnings (losses) per share attributable to BIT Mining Limited-Basic and Diluted
Net income (loss) from continuing operations - basic (in dollars per share)		$ (0.01)	$ 0
Net income (loss) from continuing operations - diluted (in dollars per share)		(0.01)	0
Net income from discontinued operations - basic (in dollars per share)		0	0.02
Net income from discontinued operations - diluted (in dollars per share)		0	0.02
Net income (loss) - basic (in dollars per share)		(0.01)	0.02
Net income (loss) - diluted (in dollars per share)		(0.01)	0.02
Earnings (losses) per ADS* attributable to BIT Mining Limited-Basic and Diluted
Net income (loss) from continuing operations, basic (in dollars per share)	[1]	(0.87)	0
Net income (loss) from continuing operations, diluted (in dollars per share)		(0.87)	0
Net income from discontinued operations, basic (in dollars per share)	[1]	0	1.69
Net income from discontinued operations, diluted (in dollars per share)		0	1.69
Net income (loss) - basic (in dollars per share)	[1]	(0.87)	1.69
Net income (loss) - diluted (in dollars per share)		$ (0.87)	$ 1.69
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic		1,601,626,031	1,119,383,655
Diluted		1,601,626,031	1,119,383,655

[1]	American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company.